Other Operating Income/(Loss), Net - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of other operating income [line items]
Gain on sale	₨ (81)	$ (1)	₨ 1,144	₨ 4,344
Change in fair value of the callable units	₨ (81)		992
Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash consideration				25,432
Gain on sale				₨ 3,108
Workday business [member]
Disclosure of other operating income [line items]
Gain on sale			₨ 152
Top of range [member] | Wipro Airport IT Services Limited [member]
Disclosure of other operating income [line items]
Percentage of ownership interest				74.00%
Bottom of range [member] | Wipro Airport IT Services Limited [member]
Disclosure of other operating income [line items]
Percentage of ownership interest				11.00%
Share buy- back program [member] | Hosted data center services business [member]
Disclosure of other operating income [line items]
Cash consideration				₨ 28,124
Cash paid for unit subscription				3,766
Buyback unit amount				₨ 2,032
Vesting period of shares issued				3 years
Cash consideration				₨ 24,358
Amount of units issued by the buyer				₨ 1,734